Commitments and Contingencies (Cash Flows) (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Jun. 15, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies
Operating cash flows from operating leases		$ 406	$ 395	$ 529	$ 485
Gain on lease modification	$ 200	$ 314	$ 220	$ 220
Weighted-average remaining lease term - operating leases		2 years	4 years 8 months 12 days	4 years 6 months	5 years 10 months 24 days
Weighted-average discount rate - operating leases		9.00%	9.10%	9.10%	9.10%